Document and Entity Information	Jul. 17, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001848020
Document Type	8-K
Document Period End Date	Jul. 17, 2023
Entity Registrant Name	BLACK MOUNTAIN ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40907
Entity Tax Identification Number	86-2013849
Entity Address, Address Line One	425 Houston Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	(817)
Local Phone Number	698-9901
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock 0.0001 Par Value And Three Quarters Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock, $0.0001 par value, and three quarters of one warrant
Trading Symbol	BMAC.U
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BMAC
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A Common Stock
Trading Symbol	BMAC WS
Security Exchange Name	NYSE